Mergers and Acquisitions - Summary of CCFPI Fair Value of Net Assets Acquired (Detail) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2017 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of Detailed Information About Business Combination [Line Items]
TOTAL ASSETS		$ 285,677		$ 14,546	$ 279,256	$ 210,249
Total liabilities		(144,967)		$ (7,381)	$ (150,023)	$ (101,514)
Total net effect in P&L		$ 2,996	$ 153
Coca-Cola FEMSA Philippines, Inc. [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Total current assets, including cash acquired	$ 9,645
Total non-current assets	18,909
Distribution rights	4,144
TOTAL ASSETS	32,698
Total liabilities	(10,101)
Net assets acquired	22,597
Net assets acquired attributable to the parent company (51%)	11,524
Non-controlling interest (49%)	(11,073)
Fair value of the equity of CCFPI at the acquisition date	22,110
Carrying value of CCFPI investment derecognized	11,690
Loss as a result of remeasuring to fair value the equity interest	(166)
Gain on recycling of other comprehensive income -translation effects	2,996
Total net effect in P&L	$ 2,830